Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule Of Assets (Held At End Of Year)
TRANSAMERICA 401(K) RETIREMENT SAVINGS PLAN
EIN
42-1484983
PLAN NO. 003
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
As of December 31,
2025
(Dollars in thousands)

Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Cost	Current Value
Unallocated insurance contract - general account	Deposits in unallocated contracts in general account of insurance company
Transamerica Financial Life Insurance Company *	Stable Fund	**	$490,496
Collective Trusts
Prudential	Prudential Core Plus Bond	**	143,025
Boston Partners	Boston Partners Large Cap Value Equity Class D	**	115,734
WTC	WTC - CIF II Growth (Series 4)	**	438,356
MFS Heritage Trust Company	MFS Intl Equity CIT Class 3A	**	122,966
Fidelity	Spartan 500 Index Pool Class D	**	685,243
Fidelity	Spartan Extended Mkt Index Pool Class D	**	140,835
Fidelity	Spartan Total International Index Pool Class D	**	77,885
BlackRock	BlackRock Lifepath Index 2030 CIT Class W	**	49,708
BlackRock	BlackRock Lifepath Index 2035 CIT Class W	**	59,230
BlackRock	BlackRock Lifepath Index 2040 CIT Class W	**	62,081
BlackRock	BlackRock Lifepath Index 2045 CIT Class W	**	52,161
BlackRock	BlackRock Lifepath Index 2050 CIT Class W	**	45,782
BlackRock	BlackRock Lifepath Index 2055 CIT Class W	**	31,700
BlackRock	BlackRock Lifepath Index 2060 CIT Class W	**	16,045
BlackRock	BlackRock Lifepath Index 2065 CIT Class W	**	8,303
BlackRock	BlackRock Lifepath Index 2070 CIT Class W	**	437
BlackRock	BlackRock Lifepath Index Retirement CIT Class W	**	38,873
Fidelity	FIAM US Bond Index Fund CIT Class D	**	31,367

Total Collective Trusts			2,119,731
Investments held in Separately Managed Accounts
Company Stock Fund
Aegon Ltd. *	Shares of common stock - 6,055,586	**	46,698
Principal/Blackrock short term investment fund *	Short-term investment fund	**	1,467

Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Cost	Current Value
Atlanta Capital High Quality SMID Sep Acct
STATE STREET	Short-term investment fund	**	2,463
ADVANCED DRAINAGE SYSTEMS IN	Common Stock - 4,403 shares	**	638
AFFILIATED MANAGERS GROUP	Common Stock - 11,281 shares	**	3,252
APTARGROUP INC	Common Stock - 21,039 shares	**	2,566
ARAMARK	Common Stock - 77,261 shares	**	2,848
AVERY DENNISON CORP	Common Stock - 18,858 shares	**	3,430
BALL CORP	Common Stock - 13,665 shares	**	724
BENTLEY SYSTEMS INC CLASS B	Common Stock - 26,844 shares	**	1,025
WR BERKLEY CORP	Common Stock - 49,973 shares	**	3,504
BIO TECHNE CORP	Common Stock - 35,618 shares	**	2,095
BLACKBAUD INC	Common Stock - 24,059 shares	**	1,523
BOOZ ALLEN HAMILTON HOLDINGS	Common Stock - 25,548 shares	**	2,155
BROWN + BROWN INC	Common Stock - 3,572 shares	**	285
BURLINGTON STORES INC	Common Stock - 13,662 shares	**	3,946
CACI INTERNATIONAL INC CL A	Common Stock - 7,977 shares	**	4,250
CARLISLE COS INC	Common Stock - 14,788 shares	**	4,730
CASEY S GENERAL STORES INC	Common Stock - 6,986 shares	**	3,861
CHOICE HOTELS INTL INC	Common Stock - 21,215 shares	**	2,021
COLUMBIA BANKING SYSTEM INC	Common Stock - 25,717 shares	**	719
COLUMBIA SPORTSWEAR CO	Common Stock - 18,360 shares	**	1,011
DOLBY LABORATORIES INC CL A	Common Stock - 39,774 shares	**	2,554
ENVISTA HOLDINGS CORP	Common Stock - 57,307 shares	**	1,244
FTI CONSULTING INC	Common Stock - 7,042 shares	**	1,203
FACTSET RESEARCH SYSTEMS INC	Common Stock - 2,780 shares	**	807
GODADDY INC CLASS A	Common Stock - 30,668 shares	**	3,805
GRACO INC	Common Stock - 14,624 shares	**	1,199
JACK HENRY + ASSOCIATES INC	Common Stock - 9,729 shares	**	1,775
HUNT (JB) TRANSPRT SVCS INC	Common Stock - 7,365 shares	**	1,431
IDEX CORP	Common Stock - 14,734 shares	**	2,622
INSIGHT ENTERPRISES INC	Common Stock - 14,017 shares	**	1,142
JACOBS SOLUTIONS INC	Common Stock - 13,290 shares	**	1,760
JONES LANG LASALLE INC	Common Stock - 9,818 shares	**	3,303
KINSALE CAPITAL GROUP INC	Common Stock - 3,175 shares	**	1,242
KIRBY CORP	Common Stock - 13,168 shares	**	1,451
LKQ CORP	Common Stock - 59,283 shares	**	1,790

Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Cost	Current Value
LANDSTAR SYSTEM INC	Common Stock - 7,928 shares	**	1,139
LENNOX INTERNATIONAL INC	Common Stock - 4,654 shares	**	2,260
MANHATTAN ASSOCIATES INC	Common Stock - 12,424 shares	**	2,153
MARKEL GROUP INC	Common Stock - 1,676 shares	**	3,603
MORNINGSTAR INC	Common Stock - 13,575 shares	**	2,950
NORDSON CORP	Common Stock - 7,996 shares	**	1,922
PARSONS CORP	Common Stock - 13,797 shares	**	853
POOL CORP	Common Stock - 5,964 shares	**	1,364
PROSPERITY BANCSHARES INC	Common Stock - 14,082 shares	**	973
RPM INTERNATIONAL INC	Common Stock - 26,383 shares	**	2,744
SEI INVESTMENTS COMPANY	Common Stock - 35,158 shares	**	2,884
SAIA INC	Common Stock - 4,276 shares	**	1,396
SERVICE CORP INTERNATIONAL	Common Stock - 18,619 shares	**	1,452
SIMPSON MANUFACTURING CO INC	Common Stock - 8,836 shares	**	1,427
TELEFLEX INC	Common Stock - 14,229 shares	**	1,737
TOPBUILD CORP	Common Stock - 1,354 shares	**	565
TRANSUNION	Common Stock - 36,321 shares	**	3,115
TRIMBLE INC	Common Stock - 62,132 shares	**	4,868
TYLER TECHNOLOGIES INC	Common Stock - 2,993 shares	**	1,359
ULTA BEAUTY INC	Common Stock - 2,701 shares	**	1,634
WEX INC	Common Stock - 14,341 shares	**	2,137

Total Investments held in Separately Managed Accounts			165,074
Mutual funds
Vanguard	Vanguard Inflation Protected Secs Instl	**	38,020

Total mutual funds			38,020
Other
Personal choice retirement account	Self -directed brokerage account	**	145,580
Notes receivable from participants*	Loans to participants with maturities through 2046 and interest rates ranging from 3.25% to 9.25%		26,541

Total investments			$2,985,442

*	Indicates parties-in-interest to the Plan
**	Not required for participant-directed investments